ACQUISITION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Business Acquisition [Line Items]
SCHEDULE OF UNAUDITED PROFORMA INFORMATION

The following unaudited pro forma summary presents consolidated information of the Company, including Ellwood Thompson’s, as if the business combinations had occurred on January 1, 2023, the earliest period presented herein:

	For Three Months Ended	For Six Months Ended
	June 30, 2023	June 30, 2023
Sales	$17,133,109	$33,725,111
Net loss	$(473,448)	$(1,481,877)

The following unaudited pro forma summary presents consolidated information of the Company, including Mother Earth’s Storehouse, Green’s Natural Foods, and Ellwood Thompson’s, as if the business combinations had occurred on January 1, 2022, the earliest period presented herein:

	December 31,
	2023	2022
Sales	$65,262,166	$68,529,035
Net loss	(10,119,851)	(276,797)
Adjusted EBITDA	(3,115,188)	(482,477)

Mother Earth's Storehouse, Inc. [Member]
Business Acquisition [Line Items]
SCHEDULE OF PURCHASE PRICE ALLOCATION

The following table summarizes the purchase price allocation based on fair values of the net assets acquired at the acquisition date:

October 1, 2023
Purchase Consideration
Cash consideration paid	$750,000
Promissory note	718,000
Total Purchase Consideration	$1,468,000

Purchase price allocation
Inventory	$851,000
Intangible assets	291,000
Right of use asset - Operating lease	1,325,000
Other liabilities	(31,000)
Operating lease liability	(1,325,000)
Goodwill	357,000
Net assets acquired	$1,468,000

Finite-lived intangible assets
Trade Names (8 years)	$291,000
Total intangible assets	$291,000

The following table summarizes the purchase price allocation based on fair values of the net assets acquired at the acquisition date:

Purchase Consideration
Cash consideration paid	$5,150,000

Purchase price allocation
Inventory	805,000
Property, plant, and equipment	1,278,000
Intangible assets	1,609,000
Right of use asset - operating lease	1,797,000
Other liabilities	(283,000)
Operating lease liability	(1,797,000)
Goodwill	1,741,000
Net assets acquired	$5,150,000

Finite-lived intangible assets
Trade Names (8 years)	$513,000
Customer Relationships (6 years)	683,000
Non-Compete Agreement (5 years)	413,000
Total intangible assets	$1,609,000

Greens Natural Foods, Inc. [Member]
Business Acquisition [Line Items]
SCHEDULE OF ASSET ACQUISITION CONTINGENT CONSIDERATION

The following table summarizes the change in fair value of contingent consideration from acquisition date to December 31, 2023:

Fair Market Value - Level 3
Balance as of October 14, 2022	$1,108,000
Remeasurement	(333,100
Balance as of December 31, 2022	$774,900
Remeasurement	(774,900)
Balance as of December 31, 2023	$-

Greens Natural Foods [Member]
Business Acquisition [Line Items]
SCHEDULE OF PURCHASE PRICE ALLOCATION

The following table summarizes the purchase price allocation based on fair values of the net assets acquired at the acquisition date:

Purchase Consideration
Cash consideration paid	$5,142,000
Promissory note	3,000,000
Contingent consideration issued to Green’s Natural seller	1,108,000
Total Purchase Consideration	$9,250,000

Purchase price allocation
Inventory	$1,642,000
Property and equipment	1,478,000
Intangible assets	3,251,000
Right of use asset - Operating lease	6,427,000
Other liabilities	(211,000)
Operating lease liability	(6,427,000)
Goodwill	3,090,000
Net assets acquired	$9,250,000

Finite-lived intangible assets
Trade Names (8 years)	$1,133,000
Customer Relationships (6 years)	1,103,000
Non-Compete Agreement (5 years)	1,015,000
Total intangible assets	$3,251,000

Ellwood Thompson [Member]
Business Acquisition [Line Items]
SCHEDULE OF PURCHASE PRICE ALLOCATION

The following table summarizes the purchase price allocation based on fair values of the net assets acquired at the acquisition date:

October 1, 2023
Purchase Consideration
Cash consideration paid	$750,000
Promissory note	718,000
Total Purchase Consideration	$1,468,000

Purchase price allocation
Inventory	$851,000
Intangible assets	291,000
Right of use asset - Operating lease	1,325,000
Other liabilities	(31,000)
Operating lease liability	(1,325,000)
Goodwill	357,000
Net assets acquired	$1,468,000

Finite-lived intangible assets
Trade Names (8 years)	$291,000
Total intangible assets	$291,000